UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (7,584,468)	$ (3,003,132)	$ (10,900,606)	$ 845,331	$ 1,269,926
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	137,151	130,559	310,940	387,779	379,947
Loss (gain) from disposal of property and equipment	(6,150)	878	(41)	0	4,742
Amortization of right-of-use assets	81,063	77,387	176,299	221,924	252,356
Allowance for credit losses and doubtful accounts	1,265,198	125,485	1,758,927	(175,819)	(117,510)
Provision (reversal) of inventory reserve	4,195	(2,188)	(1,559)	(2,352)	(1,457)
Stock-based compensation	1,001,162	2,078,200	2,672,450	0	0
Issuance of Class A Ordinary Share for services	4,260,000	0	3,643,333	0	0
Deferred income tax provision (benefit)	(1,890)	(8,826)	48,979	(2,530)	34,490
Accrued interest income	11,664	0	(78,001)	0	0
Gain on derivative liabilities	(867,251)	0	356,134	0	0
Amortization of debt issuance cost	465,004	0	230,700	0	0
Accrued interest expense for convertible note payable	88,048	0	70,247	0	0
Debt restructuring loss			79,983	0	0
Changes in operating assets and liabilities:
Accounts receivable	(1,023,115)	239,785	137,440	674,111	(1,328,948)
Accounts receivable-related parties, net	170,637	(327,586)	(17,059)	363,896	6,355
Inventories	(450,335)	218,768	155,901	235,154	145,697
Advance to vendors	(1,510,160)	(222,024)	(602,900)	144,178	(257,233)
Advance to vendors-related parties	(309,137)	121,688	189,822	407,932	(65,643)
Prepaid expenses and other current assets	(166,749)	(63,265)	(220,704)	(172,823)	(70,021)
Long-term accounts receivable	0	30,552	16,675	110,104	106,319
Finance receivables	24,424	46,552	72,070	100,258	42,663
Other non-current assets	0	5,557	8,317	128,170	(328,340)
Accounts payable	355,132	189,726	92,155	(721,380)	758,843
Accounts payable-related parties	(117,607)	37,582	139,672	(7,750)	(82,264)
Deferred revenue	73,266	156,803	405,770	43,095	167,023
Payroll payable	28,104	57,614	62,377	(97,864)	84,610
Taxes payable	16,778	(6,581)	(49,323)	(1,025)	58,619
Accrued expenses and other current liabilities	(104,363)	176,923	129,082	(90,163)	(4,728)
Operating lease liabilities	(66,542)	(63,767)	(164,194)	(169,808)	(271,506)
Other long-term payable			(6,318)	0	0
Net cash used in operating activities	(4,225,941)	(3,310)	(1,283,432)	2,220,418	783,940
Cash flows from investing activities:
Purchase of property and equipment	(93,044)	(50,975)	(98,237)	(55,216)	(353,974)
Proceeds from disposal of property and equipment	6,950	0	0	0	18,453
Payment made for short-term loans to third parties	(493,443)	(546,438)	204,629	(1,170,183)	0
Payment made for long-term loans to third parties	0	(146,483)	(484,496)	13,565	0
Purchase of short-term investments	(416,979)	(1,557,033)	(1,940,158)	(3,019,257)	(1,599,964)
Redemption of short-term investments	1,546,490	0	0	2,656,228	3,356,390
Payments made to related parties	(190,517)	(2,439,307)	(2,844,952)	(42,078)	(257,946)
Net cash provided by (used in) investing activities	359,457	(4,740,236)	(5,163,214)	(1,616,941)	1,162,959
Cash flows from financing activities:
Proceeds from short-term bank loan	0	29,961	138,566	6,990	145,930
Repayment of short-term bank loan			0	(146,791)	0
Net proceeds from initial public offerings, net of issuance costs	0	4,436,972	4,436,973	458,341	548,367
Net proceeds from issuance of convertible note			4,206,970	0	0
Refund of capital contribution - capital reduction	0	(31,158)	(179,185)	(98,220)	0
Capital contribution	12,325	0	5,304	0	0
Payments made for deferred offering costs	0	(183,071)	(183,071)	(6,527)	(97,510)
Proceeds from loans from related parties	202,136	9,819	253,427	(163,362)	(75,894)
Net cash provided by financing activities	214,461	4,262,523	8,678,984	50,431	520,893
Effect of changes of foreign exchange rates on cash, cash equivalents and restricted cash	55,851	101,065	5,999	(241,643)	(185,351)
Net decrease in cash, cash equivalents and restricted cash	(3,596,172)	(379,958)	2,238,337	412,265	2,282,441
Cash, cash equivalents and restricted cash, beginning of period	7,600,438	5,362,101	5,362,101	4,949,836	2,667,395
Cash, cash equivalents and restricted cash, end of period	4,004,266	4,982,143	7,600,438	5,362,101	4,949,836
Supplemental disclosure of cash flow information
Cash paid for income tax	29,799	38,993	97,068	115,933	81,386
Cash paid for interest			163	774	0
Supplemental non-cash financing activity:
Right of use assets obtained in exchange for operating lease liabilities	16,780	5,783	409,444	223,681	257,883
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	0	11,219	143,756	60,137	7,204
Deferred IPO cost offset with additional paid-in capital	0	613,169	613,169	0	0
Reconciliation of cash, cash equivalents and restricted cash, beginning of period
Cash and cash equivalents	7,600,438	5,362,101	5,362,101	4,949,836	2,667,395
Restricted cash	0	0	0	0	0
Cash, cash equivalents and restricted cash, end of period	7,600,438	5,362,101	5,362,101	4,949,836	2,667,395
Reconciliation of cash, cash equivalents and restricted cash, end of period
Cash and cash equivalents	4,004,126	4,682,143	7,600,300	5,362,101	4,949,836
Restricted cash	$ 140	$ 300,000	$ 138	$ 0	$ 0